Investments - Securities in a Continuous Unrealized Loss Position (Details) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value
Less than 12 Months	$ 1,088	$ 734	$ 657
12 Months or Longer	51	66	73
Total	1,139	800	730
Unrealized Losses
Less than 12 Months	(12)	(11)	(11)
12 Months or Longer	(4)	(4)	(7)
Total	(16)	(15)	(18)
U.S. government and agencies
Fair Value
Less than 12 Months	210	149
12 Months or Longer	0	0
Total	210	149
Unrealized Losses
Less than 12 Months	(2)	(1)
12 Months or Longer	0	0
Total	(2)	(1)
Corporate debt securities
Fair Value
Less than 12 Months	830	464	410
12 Months or Longer	44	51	11
Total	874	515	421
Unrealized Losses
Less than 12 Months	(8)	(3)	(4)
12 Months or Longer	(3)	(1)	(2)
Total	(11)	(4)	(6)
Foreign government bonds
Fair Value
Less than 12 Months	19	0	85
12 Months or Longer	7	10	20
Total	26	10	105
Unrealized Losses
Less than 12 Months	(1)	0	(4)
12 Months or Longer	(1)	(2)	(4)
Total	(2)	(2)	$ (8)
Mortgage-backed/asset-backed securities
Fair Value
Less than 12 Months	29
12 Months or Longer	0
Total	29
Unrealized Losses
Less than 12 Months	(1)
12 Months or Longer	0
Total	$ (1)
Equity securities
Fair Value
Less than 12 Months		121
12 Months or Longer		5
Total		126
Unrealized Losses
Less than 12 Months		(7)
12 Months or Longer		(1)
Total		$ (8)